Supplement to the
Fidelity® Variable Insurance Products
Disciplined Small Cap Portfolio
Initial Class,
Service Class, and
Service Class 2
April 30, 2006
Prospectus

Amitabh Dugar no longer serves as a portfolio manager of the fund.

VDSC-06-01 June 22, 2006
1.832801.100

Supplement to the
Fidelity®Variable Insurance Products
Index 500 Portfolio
Initial Class, Service Class, and Service Class 2
April 30, 2006
Prospectus

Amitabh Dugar no longer serves as a portfolio manager of the fund.

VI5-06-01 June 22, 2006
1.797998.105

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and
Service Class 2
Investment Grade Bond Portfolio
April 30, 2006
Prospectus

The following supplements the list of principal investment strategies on page 3.

  Investing in Fidelity's central funds.

The following replaces similar information on page 6.

FMR uses central funds (also called central investment portfolios) to help invest the fund's assets. Central funds are specialized mutual funds managed by FMR affiliates that are designed to be used by other Fidelity mutual funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds.

VIG-06-01 June 22, 2006
1.798000.105

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2006
Prospectus

Amitabh Dugar no longer serves as a portfolio manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio.

The following supplements the list of principal investment strategies for VIP Investment Grade Bond Portfolio on page 8.

  Investing in Fidelity's central funds.

The following replaces similar information for VIP Investment Grade Bond Portfolio on page 34.

FMR uses central funds (also called central investment portfolios) to help invest the fund's assets. Central funds are specialized mutual funds managed by FMR affiliates that are designed to be used by other Fidelity mutual funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds.

VIPICSD-06-03 June 22, 2006
1.816775.108

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
April 30, 2006
Prospectus

Amitabh Dugar no longer serves as a portfolio manager of VIP Disciplined Small Cap Portfolio.

The following supplements the list of principal investment strategies for VIP Investment Grade Bond Portfolio on page 8.

  Investing in Fidelity's central funds.

The following replaces similar information for VIP Investment Grade Bond Portfolio beginning on page 36.

FMR uses central funds (also called central investment portfolios) to help invest the fund's assets. Central funds are specialized mutual funds managed by FMR affiliates that are designed to be used by other Fidelity mutual funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds.

VIPINV-06-03 June 22, 2006
1.821023.105

Supplement to the
Fidelity® Variable Insurance Products
Initial Class,
Service Class,
and Service Class 2
April 30, 2006
Prospectus

Amitabh Dugar no longer serves as a portfolio manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio.

The following supplements the list of principal investment strategies for VIP Investment Grade Bond Portfolio on page 8.

  Investing in Fidelity's central funds.

The following replaces similar information for VIP Investment Grade Bond Portfolio beginning on page 51.

FMR uses central funds (also called central investment portfolios) to help invest the fund's assets. Central funds are specialized mutual funds managed by FMR affiliates that are designed to be used by other Fidelity mutual funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds.

VIPIS2-06-03 June 22, 2006
1.816774.109

Supplement to the

Fidelity® Variable Insurance Products

Aggressive Growth Portfolio, Asset ManagerSM  Portfolio, Asset Manager: Growth® Portfolio, Balanced Portfolio,
Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income
Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Stock Portfolio,
High Income Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, Mid Cap Portfolio, Money Market Portfolio, Overseas Portfolio, Real Estate
Portfolio, Strategic Income Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Funds of Variable Insurance Products Fund,
Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and
Variable Insurance Products Fund IV

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2006

Amitabh Dugar no longer serves as a portfolio manager of VIP Index 500 Portfolio.

The following information supplements similar information found in the "Management Contracts" section beginning on page 74.

Jason Weiner is the associate portfolio manager of VIP Contrafund and does not receive compensation for his services to this fund. He receives compensation for managing other funds and accounts at FMR or its affiliates as described below. As of March 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund. Portfolio managers may also be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by a fund's Code of Ethics.

VIPIS2B-06-03 June 22, 2006
1.483795.131

The following table provides information relating to other accounts managed by Mr. Weiner as of March 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 6,410	none	$ 2,815
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 5,843	none	none

* Does not include VIP Contrafund.

As of March 31, 2006, the dollar range of shares of VIP Contrafund beneficially owned by Mr. Weiner was none.